Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value derivatives
The fair values of CNH Industrial’s derivatives at December 31, 2018 and 2017 in the consolidated balance sheets are recorded as follows:

	2018	2017
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$52	$53
Interest rate derivatives:	21	7
Cross currency swaps:	—	—
Total Assets	$73	$60
Liabilities
Foreign exchange contracts:	$(41)	$(55)
Interest rate derivatives:	(29)	(16)
Total Liabilities	$(70)	$(71)
Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$24	$13
Interest rate derivatives:	2	4
Total Assets	$26	$17
Liabilities
Foreign exchange contracts:	$(38)	$(22)
Interest rate derivatives:	—	(5)
Total Liabilities	$(38)	$(27)

Schedule of pre-tax gains (losses) on the consolidated statements of operations
Pre-tax gains (losses) on the consolidated statements of operations related to CNH Industrial’s derivatives for the year ended December 31, 2018, 2017, and 2016 are recorded in the following accounts:

	2018	2017	2016
	(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$9	$(12)	$(33)
Gains/(losses) on hedged items—Interest expense	$(9)	$12	$33
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$2	$48	$(72)
Interest rate derivatives—accumulated other comprehensive income	$1	$5	$13
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$(7)	$6	$55
Foreign exchange contracts—Cost of goods sold	$15	$(47)	$(4)
Foreign exchange contracts—Other, net	$20	$10	$(5)
Interest rate derivatives—Interest expense	$(4)	$—	$(4)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$68	$(3)	$(231)

Schedule of assets and liabilities that are measured at fair value on a recurring basis
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2018 and 2017:

	Level 1		Level 2		Total
	2018	2017	2018	2017	2018	2017
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$76	$66	$76	$66
Interest rate derivatives	—	—	22	11	22	11
Cross currency swaps	—	—	—	—	—	—
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$98	$77	$99	$78
Liabilities
Foreign exchange derivatives	$—	$—	$(79)	$(77)	$(79)	$(77)
Interest rate derivatives	—	—	(29)	(21)	(29)	(21)
Total Liabilities	$—	$—	$(108)	$(98)	$(108)	$(98)

Schedule of estimated fair values of financial instruments not carried at fair value
The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2018 and 2017 are as follows:

	2018		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,167	$19,017	$19,795	$19,979
Debt	$24,445	$24,481	$25,895	$26,137